Other Assets, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
OTHER ASSETS, NET: [Abstract]
Deferred tax assets, net	$ 18,704,000	$ 958,000
Employee advance	6,093,000	4,796,000
Accrued interest income	2,273,000	1,132,000
Others	2,020,000	915,000
Prepayment for Sohu services	0	259,000
Total	$ 29,090,000	$ 8,060,000